Prepaid Stock Based Salaries and Consulting Fees - Schedule of Prepaid Stock-based Salaries and Consulting Fees (Details) (10Q) (Parenthetical) - shares						9 Months Ended
	May 02, 2017	Apr. 03, 2017	Mar. 02, 2017	Oct. 07, 2016	Sep. 15, 2016	May 31, 2017
Class C Common Stock [Member]
Number of common stock shares issued			40,000,000		200,000	8,400,000
Class C Common Stock [Member] | 7 Employees [Member]
Number of common stock shares issued		1,450,000
Service term		1 year
Service agreements expiration date		Dec. 31, 2017
Class C Common Stock [Member] | 38 Consultants [Member]
Number of common stock shares issued		6,950,000
Service term		1 year
Service agreements expiration date		Dec. 31, 2017
Class A Common Stock [Member]
Number of common stock shares issued	1,480,000			30,000,000	200,000
Class A Common Stock [Member] | Consultant [Member]
Number of common stock shares issued	500,000
Service term	2 years
Service agreements expiration date	Apr. 30, 2019